Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Senior Notes [Member]
Condensed Income Statements, Captions [Line Items]
Convertible notes	575,000
Ordinary shares [member]
Condensed Income Statements, Captions [Line Items]
Convertible notes	3,456,785
Warrants [member]
Condensed Income Statements, Captions [Line Items]
Warrants outstanding	6,864,011	7,085,073	6,148,004